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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
 This Amendment (Check only one.):      [_]  is a restatement.
                                        [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Key Colony Management, LLC
Address:       Two Financial Centre, Suite 100
               10825 Financial Centre Parkway
               Little Rock, Arkansas 72211

Form 13F File Number:  28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:

/s/ Alex R. Lieblong
-----------------------
Alex R. Lieblong                Little Rock, AR           February 14, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            26

Form 13F Information Table Value Total:  $    133,916
                                          (thousands)

List of Other Included Managers:         None.

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                          FORM 13F INFORMATION TABLE

                                                                                                         VOTING AUTHORITY
                                                                                                       ---------------------
                                                         VALUE             SH/PRN  INVESTMENT  OTHER
NAME                        TITLE OF CLASS     CUSIP    (X1000)  SHARES   PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----                       ---------------- ----------- ------- --------- -------- ---------- -------- --------- ------ ----
ARLINGTON ASSET INVT CORP      CL A NEW     041356 20 5   2,759   132,812    SH       Sole      N/A      132,812
CALPINE CORP                   COM NEW      131347 30 4   2,539   140,040    SH       Sole      N/A      140,040
DFC GLOBAL CORP                  COM        23324T 10 7   2,465   133,100    SH       Sole      N/A      133,100
DIREXION SHS ETF TR         20YR TRES BEAR  25459Y 67 8   3,309    61,000    SH       Sole      N/A       61,000
DISCOVER FINL SVCS               COM        254709 10 8     386    10,000    SH       Sole      N/A       10,000
EARTHLINK INC                    COM        270321 10 2     501    77,500    SH       Sole      N/A       77,500
ELLINGTON FINANCIAL LLC          COM        288522 30 3   4,083   181,786    SH       Sole      N/A      181,786
GENWORTH FINL INC              COM CL A     37247D 10 6   1,766   235,200    SH       Sole      N/A      235,200
HOME BANCSHARES INC              COM        436893 20 0  11,800   357,365    SH       Sole      N/A      357,365
JPMORGAN CHASE & CO              COM        46625H 10 0  17,588   400,000    SH       Sole      N/A      400,000
MBIA INC                         COM        55262C 10 0     589    75,000    SH       Sole      N/A       75,000
MELA SCIENCES INC                COM        55277R 10 0   2,271 1,268,520    SH       Sole      N/A    1,268,520
METLIFE INC                      COM        59156R 10 8  11,529   350,000    SH       Sole      N/A      350,000
MGIC INVT CORP WIS               COM        552848 10 3   1,539   578,460    SH       Sole      N/A      578,460
NEW YORK MTG TR INC          COM PAR $.02   649604 50 1     823   130,200    SH       Sole      N/A      130,200
NEWCASTLE INVT CORP              COM        65105M 10 8  10,199 1,175,000    SH       Sole      N/A    1,175,000
OCWEN FINL CORP                COM NEW      675746 30 9   3,286    95,000    SH       Sole      N/A       95,000
PBF ENERGY INC                   CL A       69318G 10 6   1,162    40,000    SH       Sole      N/A       40,000
PENNANTPARK INVT CORP            COM        708062 10 4     849    77,250    SH       Sole      N/A       77,250
PENNYMAC MTG INVT TR             COM        70931T 10 3  12,392   490,000    SH       Sole      N/A      490,000
PROSHARES TR               PSHS ULTSH 20YRS 74347B 20 1   5,076    80,000    SH       Sole      N/A       80,000
RADIAN GROUP INC                 COM        750236 10 1   7,363 1,205,000    SH       Sole      N/A    1,205,000
SLM CORP                         COM        78442P 10 6   5,482   320,000    SH       Sole      N/A      320,000
TWO HBRS INVT CORP               COM        90187B 10 1     332    30,000    SH       Sole      N/A       30,000
VALERO ENERGY CORP NEW           COM        91913Y 10 0  20,472   600,000    SH       Sole      N/A      600,000
WALTER INVT MGMT CORP            COM        93317W 10 2   3,356    78,000    SH       Sole      N/A       78,000